Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (2,096,495)	$ 1,771,836
Changes in operating assets and liabilities:
Accounts payable	1,840,060	13,224
Net cash used in operating activities	(806,931)	(1,957,116)
Cash flows from investing activities:
Net cash provided by investing activities	52,971,974	1,171,717
Cash flows from financing activities:
Net cash (used in) provided by financing activities	(52,257,462)	750,000
Net decrease in cash	(92,419)	(35,399)
Landsea Homes [Member]
Cash flows from operating activities:
Net (loss) income	(9,084,000)	22,391,000	$ 36,706,000
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,580,000	2,960,000	1,556,000
Impairment of real estate held for sale	0	0	440,000
Inventory impairments	3,413,000	0	0
Abandoned project costs	380,000	696,000	211,000
Distributions of earnings from unconsolidated joint ventures	0	3,561,000	13,582,000
Equity in net loss (earnings) of unconsolidated joint ventures	16,418,000	7,901,000	(13,018,000)
Deferred taxes	(5,024,000)	(1,345,000)	(6,880,000)
Changes in operating assets and liabilities:
Cash held in escrow	(2,782,000)	(7,132,000)	(1,704,000)
Real estate inventories and inventories not owned	(19,895,000)	94,382,000	(77,488,000)
Due from affiliates	(174,000)	1,445,000	(1,045,000)
Notes receivable from lot sales	0	17,450,000	17,000,000
Other assets	(756,000)	(3,605,000)	(3,999,000)
Accounts payable	15,744,000	(20,601,000)	17,733,000
Accrued expenses and other liabilities	10,779,000	(11,908,000)	794,000
Due to affiliates	1,010,000	(153,000)	1,499,000
Net cash used in operating activities	13,609,000	106,042,000	(14,613,000)
Cash flows from investing activities:
Purchases of property and equipment	(1,794,000)	(5,585,000)	(3,408,000)
Distributions of capital from unconsolidated joint ventures	5,196,000	1,681,000	17,055,000
Contributions and advances to unconsolidated joint ventures	0	0	(90,000)
Repayments of advances from unconsolidated joint ventures	0	5,000,000	5,000,000
Payments for business acquisition, net of cash acquired	(128,528,000)	(23,562,000)	0
Proceeds from sale of real estate held for sale	0	0	2,325,000
Additions to real estate held for sale	0	0	(28,000)
Net cash provided by investing activities	(125,126,000)	(22,466,000)	20,854,000
Cash flows from financing activities:
Borrowings from notes and other debts payable	600,391,000	276,559,000	340,382,000
Repayments of notes and other debts payable	(505,942,000)	(296,203,000)	(274,477,000)
Borrowings from land bank financing	0	0	38,924,000
Repayments of land bank financing	0	(41,667,000)	(38,631,000)
Contributions from noncontrolling interests	198,000	130,000	2,036,000
Distributions to noncontrolling interests	(15,414,000)	0	0
Deferred offering costs paid	(7,466,000)	0	0
Debt issuance costs paid	(5,532,000)	(1,299,000)	(9,710,000)
Cash (distributed to) provided by parent, net	1,048,000	(15,693,000)	(25,758,000)
Net cash (used in) provided by financing activities	65,187,000	(46,787,000)	84,282,000
Net decrease in cash	(46,330,000)	36,789,000	90,523,000
Cash, cash equivalents, and restricted cash at beginning of year	156,378,000	119,589,000	29,066,000
Cash, cash equivalents, and restricted cash at end of year	$ 110,048,000	$ 156,378,000	$ 119,589,000